                         OppenheimerFunds, Inc.
                       Two World Financial Center
                     225 Liberty Street, 11th Floor
                     New York, New York 10281-1008

                                                November 21, 2007

VIA EDGAR
Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

      Re:   Oppenheimer Portfolio Series Fixed Income Investor Fund
            Reg. No. 333-146105; File No. 811-22120

To the Securities and Exchange Commission:

      On behalf of Oppenheimer Portfolio Fixed Income Investor Fund
(the "Fund"), transmitted herewith for filing with the Securities and
Exchange Commission (the "Commission") under the Securities Act of
1933, as amended (the "Securities Act") and the Investment Company Act
of 1940, as amended (the "Investment Company Act"), is an amendment
(the "Amendment") to the Fund's Registration Statement on Form N-1A
(the "Registration Statement") filed on September 14, 2007.

      This Amendment is being made to include the Fund's financial statements, auditor's consent and other exhibits, as well as other non-material changes. Enclosed with this filing, under separate letter, is a request that the Registration Statement be declared effective on
November 30, 2007.

      We would be pleased to provide you with any additional
information you may require or with copies of any of the materials referred to above.  We would appreciate any further comments the
Commission Staff may have as soon as possible.  Please direct any communications relating to this filing to Nancy S. Vann, Esq. at
OppenheimerFunds, Inc., Two World Financial Center, 225 Liberty Street,
New York, New York 10281, (212) 323-5089.

                                    Very truly yours,

                                    /s/ Carl A. Algermissen
                                    Carl A. Algermissen
                                    Vice President and Associate Counsel

cc:  Vincent DiStefano, Esq.
     Allan Adams, Esq.
     Deloitte & Touche LLP
     Gloria LaFond
     Nancy S. Vann